Pension and Postretirement Benefit Plans - Schedule of Components of Net Periodic Cost Recognized in Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expense
Service cost					$ 5	$ 6	$ 6
Non-operating expense
Interest cost					7	2	2
Expected return on plan assets					(3)	(1)	(1)
Total non-operating expense (benefit)					4	3	4
Total net periodic benefit cost (benefit)					$ 9	$ 9	$ 10
Postretirement Benefits
Operating expense
Service cost	$ 1	$ 0	$ 2	$ 0
Non-operating expense
Interest cost	3	0	6	0
Expected return on plan assets	(2)	0	(4)	0
Prior service cost (benefit)	(1)	0	(2)	0
Amortization of net actuarial loss	1	0	2	0
Total non-operating expense (benefit)	1	0	2	0
Total net periodic benefit cost (benefit)	2	0	4	0
United States | Qualified and Non-qualified Pension Benefits
Operating expense
Service cost	7	0	14	0
Non-operating expense
Interest cost	23	0	46	0
Expected return on plan assets	(34)	0	(68)	0
Prior service cost (benefit)	(1)	0	(2)	0
Amortization of net actuarial loss	14	0	28	0
Total non-operating expense (benefit)	2	0	4	0
Total net periodic benefit cost (benefit)	9	0	18	0
International | Qualified and Non-qualified Pension Benefits
Operating expense
Service cost	5	0	14	0
Non-operating expense
Interest cost	5	0	15	0
Expected return on plan assets	(5)	0	(15)	0
Prior service cost (benefit)	0	0	0	0
Amortization of net actuarial loss	0	0	0	0
Total non-operating expense (benefit)	0	0	0	0
Total net periodic benefit cost (benefit)	$ 5	$ 0	$ 14	$ 0